Accrued maintenance liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in Accrued Maintenance Liability [Roll Forward]
Accrued maintenance liability at beginning of period	$ 2,750,576	$ 3,185,794
Maintenance payments received	756,314	794,711
Maintenance payments returned	(523,403)	(505,407)
Release to income upon sale	(275,360)	(341,161)
Release to income other than upon sale	(302,408)	(421,332)
Lessor contribution, top ups and other	42,379	8,315
Interest accretion	13,701	26,563
Additions due to aircraft acquisitions	0	3,093
Accrued maintenance liability at end of period	$ 2,461,799	$ 2,750,576